13. Stock Compensation (June 2019) (Details - Options vesting schedule) - Options [Member] - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Stock options outstanding	1,826,499	1,184,000	0
Vesting period	9 years 8 months 5 days	9 years 8 months 5 days
Options 1 [Member]
Stock options outstanding	552,913	415,830
Vesting period	6 months	1 year
Options 2 [Member]
Stock options outstanding	584,831	385,831
Vesting period	1 year	2 years
Options 3 [Member]
Stock options outstanding	449,465	282,339
Vesting period	2 years	3 years
Options 4 [Member]
Stock options outstanding	73,665
Vesting period	3 years